UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                   02/13/03
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28--3877                        Fiduciary Trust Co. Intl.
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $56,110
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                           FORM 13F INFORMATION TABLE


COLUMN 1                           COLUMN  2    COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                   TITLE OF                VALUE        SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP      (X$1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------

AT&T CORP NEW                       Common      00195750 5      902       34,563    SH         Sole     None        34,563
AT&T WIRELESS SERVICES INC          Common      00209A10 6      338       59,738    SH         Sole     None        59,738
ABBOTT LABS                         Common      00282410 0      400       10,000    SH         Sole     None        10,000
ALLIANCE CAP MGT HOLDING LP         Unit Ltd
                                     Partner    01855A10 1      496       16,000    SH         Sole     None        16,000
AMGEN CORP                          Common      03116210 0      416        8,603    SH         Sole     None         8,603
BP AMOCO PLC                        Sponsored
                                      ADR       05562210 4      421       10,354    SH         Sole     None        10,354
BAKER HUGHES INC                    Common      05722410 7      407       12,640    SH         Sole     None        12,640
BEST BUYS INC                       Common      08651610 1      312       12,900    SH         Sole     None        12,900
CISCO SYSTEMS                       Common      17275R10 2      372       28,401    SH         Sole     None        28,401
CITIGROUP INC                       Common      17296710 1      282        8,000    SH         Sole     None         8,000
COCA COLA COMPANY                   Common      19121610 0    2,207       50,340    SH         Sole     None        50,340
COMCAST CORP NEW                    Class A     20030N10 1    1,415       60,054    SH         Sole     None        60,054
CONOCOPHILLIPS                      Common      20825C10 4      544       11,242    SH         Sole     None        11,242
EPIX MED INC                        Common      26881Q10 1      318       44,000    SH         Sole     None        44,000
EMERSON ELEC CO                     Common      29101110 4      407        8,000    SH         Sole     None         8,000
ENBRIDGE ENERGY PARTNERS LP CL A    Common      29250R10 6      337        8,000    SH         Sole     None         8,000
EXXON MOBIL CORP                    Common      30231G10 2    6,190      177,149    SH         Sole     None       177,149
FEDERAL NATL MTG ASSN               Common      31358610 9      257        4,000    SH         Sole     None         4,000
FIRST DATA CORP                     Common      31996310 4      425       12,000    SH         Sole     None        12,000
GENERAL ELEC CO                     Common      36960410 3    3,768      154,724    SH         Sole     None       154,724
GOLDMAN SACHS GROUP INC             Common      38141G10 4      272        4,000    SH         Sole     None         4,000
HOME DEPOT INC                      Common      43707610 2      240       10,000    SH         Sole     None        10,000
INTEL CORP                          Common      45814010 0      249       16,000    SH         Sole     None        16,000
J P MORGAN CHASE & CO               Common      46625H10 0    1,627       67,785    SH         Sole     None        67,785
JOHNSON & JOHNSON                   Common      47816010 4      439        8,167    SH         Sole     None         8,167
KINDER MORGAN ENERGY PARTNERS, LP   UT Ltd
                                     Partner    49455010 6      280        8,000    SH         Sole     None         8,000
KRAFT FOODS INC                     Common      50075N10 4      234        6,000    SH         Sole     None         6,000
LIBERTY MEDIA CORP                  Comm Ser A  53071810 5      186       20,800    SH         Sole     None        20,800
MAXIM INTEGRATED                    Common      57772K10 1      705       21,328    SH         Sole     None        21,328
MEDTRONIC INC                       Common      58505510 6      547       12,000    SH         Sole     None        12,000
MERCK & CO INC                      Common      58933110 7    1,913       33,801    SH         Sole     None        33,801
MERCURY GENERAL CORP                Common      58940010 0      451       12,000    SH         Sole     None        12,000
MICROSEMI CORP                      Common      59513710 0       69       11,287    SH         Sole     None        11,287
MONSANTO COMPANY (NEW)              Common      61166W10 1    1,380       71,682    SH         Sole     None        71,682
NORTEL NETWORKS CORP  NEW           Common      65656810 2       32       19,979    SH         Sole     None        19,979
NORTHERN BORDER PARTNERS L P        Unit Ltd
                                     Partner    66478510 2      303        8,000    SH         Sole     None         8,000
NORTHROP GRUMMAN CORP               Common      66680710 2      531        5,470    SH         Sole     None         5,470
ORACLE SYSTEMS CORP                 Common      68389X10 5    1,285      118,991    SH         Sole     None       118,991
OPTIKA                              Common      68397310 1       10       10,000    SH         Sole     None        10,000
PFIZER INC                          Common      71708110 3      306       10,000    SH         Sole     None        10,000
PHARMACIA CORP                      Common      71713U10 2   17,564      420,199    SH         Sole     None       420,199
PORTAL SOFTWARE INC                 Common      73612610 3       10       11,904    SH         Sole     None        11,904
PROTEIN DESIGN LABS                 Common      74369L10 3       88       10,400    SH         Sole     None        10,400
QUALCOMM INC                        Common      74752510 3      291        8,000    SH         Sole     None         8,000
SCHLUMBERGER LTD                    Common      80685710 8      387        9,196    SH         Sole     None         9,196
SOVERIEGN BANCORP INC               Common      84590510 8      562       40,000    SH         Sole     None        40,000
TOPPS INC                           Common      89078610 6    5,173      594,609    SH         Sole     None       594,609
UNION PACIFIC CORP                  Common      90781810 8      396        6,620    SH         Sole     None         6,620
VIACOM INC                          Class B     92552430 8      367        9,000    SH         Sole     None         9,000
----------------------------------------------------------------------------------------------------------------------------------
                                                             56,110    2,315,926                                 2,315,926



01864.0001 #383639